Assumed Health Care Cost Trend Rates (Detail) - Pre Sixty Five Coverage	12 Months Ended
Dec. 31, 2017
Schedule of Pension Expected Future Benefit Payments [Line Items]
Accumulated postretirement benefit obligation	7.60%
Net periodic postretirement benefit obligation	7.60%
Ultimate health care cost trend	4.54%
Ultimate year health care cost trend rate is achieved	2038
Net periodic postretirement benefit obligation December 31, 2018	7.45%